Fair Value - Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Liabilities:
Brookfield SAFE liability		$ 50,000
Warrants	$ 9,919	1,989	$ 1,729
AM SAFE liability	0	28,986	28,271
Fair Value, Recurring
Assets:
Cash equivalents	31,397	523	516
Prepaid forward contract	15,954
Total assets	47,351
Liabilities:
Fixed Maturity Consideration	6,967
Brookfield SAFE liability	19,400	50,000
Warrants		2,119	1,145
AM SAFE liability		28,986	28,271
Total liabilities	36,286	83,094	31,145
Fair Value, Recurring | Shortfall Warrants
Liabilities:
Warrants	5,104
Fair Value, Recurring | AM SAFE warrant
Liabilities:
Warrants		1,989	1,729
Fair Value, Recurring | Private placement warrants
Liabilities:
Warrants	2,626
Fair Value, Recurring | Public Warrants
Liabilities:
Warrants	2,189
Fair Value, Recurring | Level 1
Assets:
Cash equivalents	31,397	523	516
Prepaid forward contract	0
Total assets	31,397
Liabilities:
Fixed Maturity Consideration	0
Brookfield SAFE liability	0	0
Warrants		0	0
AM SAFE liability		0	0
Total liabilities	2,189	0	0
Fair Value, Recurring | Level 1 | Shortfall Warrants
Liabilities:
Warrants	0
Fair Value, Recurring | Level 1 | AM SAFE warrant
Liabilities:
Warrants		0	0
Fair Value, Recurring | Level 1 | Private placement warrants
Liabilities:
Warrants	0
Fair Value, Recurring | Level 1 | Public Warrants
Liabilities:
Warrants	2,189
Fair Value, Recurring | Level 2
Assets:
Cash equivalents	0	0	0
Prepaid forward contract	0
Total assets	0
Liabilities:
Fixed Maturity Consideration	0
Brookfield SAFE liability	0	0
Warrants		0	0
AM SAFE liability		0	0
Total liabilities	0	0	0
Fair Value, Recurring | Level 2 | Shortfall Warrants
Liabilities:
Warrants	0
Fair Value, Recurring | Level 2 | AM SAFE warrant
Liabilities:
Warrants		0	0
Fair Value, Recurring | Level 2 | Private placement warrants
Liabilities:
Warrants	0
Fair Value, Recurring | Level 2 | Public Warrants
Liabilities:
Warrants	0
Fair Value, Recurring | Level 3
Assets:
Cash equivalents	0	0	0
Prepaid forward contract	15,954
Total assets	15,954
Liabilities:
Fixed Maturity Consideration	6,967
Brookfield SAFE liability	19,400	50,000
Warrants		2,119	1,145
AM SAFE liability		28,986	28,271
Total liabilities	34,097	83,094	31,145
Fair Value, Recurring | Level 3 | Shortfall Warrants
Liabilities:
Warrants	5,104
Fair Value, Recurring | Level 3 | AM SAFE warrant
Liabilities:
Warrants		$ 1,989	$ 1,729
Fair Value, Recurring | Level 3 | Private placement warrants
Liabilities:
Warrants	2,626
Fair Value, Recurring | Level 3 | Public Warrants
Liabilities:
Warrants	$ 0